Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-42029
Entity Registrant Name	RANMARINE TECHNOLOGY B.V.
Entity Central Index Key	0001955514
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Galileïstraat 15
Entity Address, City or Town	Rotterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	3029AL
Security Reporting Obligation	15(d)
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	6,552,558
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	76
Auditor Location	Dallas, Texas
Auditor Name	Turner, Stone & Company, L.L.P
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Galileïstraat 15
Entity Address, City or Town	Rotterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	3029AL
City Area Code	+31
Local Phone Number	6 16952175
Contact Personnel Name	Richard Hardiman